Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
On January 28, 2025, the company announced that the Board of Directors approved a quarterly dividend of $1.67 per common share. The dividend is payable March 10, 2025 to stockholders of record on February 10, 2025.
On February 10, 2025, the company issued $3.6 billion of Euro fixed-rate notes in tranches with maturities ranging from 5 to 20 years and coupons ranging from 2.9 to 3.8 percent; and $4.75 billion of U.S. dollar fixed-rate notes in tranches with maturities ranging from 3 to 30 years and coupons ranging from 4.65 to 5.7 percent.